share-based compensation - Restricted share units (Details) - EquityInstruments	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
TELUS Corporation restricted share units
share-based compensation
Outstanding - Non-vested	10,778,120		6,653,272
Restricted share units with total customer connections performance condition share-based compensation
Total customer connection payout weight (as a per cent)	25.00%
Outstanding - Non-vested	559,712		357,263
Restricted share units with total customer connections performance condition | Maximum
share-based compensation
Variable payout (as a percent)	200.00%
Restricted share units with total customer connections performance condition | Minimum
share-based compensation
Variable payout (as a percent)	0.00%
Restricted share units with relative total shareholder return performance condition share-based compensation
Relative total shareholder return payout weight (as a per cent)	75.00%
Outstanding - Non-vested	1,745,262		1,071,789
Restricted share units with only service conditions
share-based compensation
Outstanding - Non-vested	8,473,146		5,224,220
Restricted share units without market performance conditions share-based compensation
Outstanding - Non-vested	9,032,858	8,535,166	5,581,483